Related Party Transactions - Additional Information (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Capital contribution from a controlling shareholder			¥ 27,179
Share-based compensation from controlling shareholder ESOP	¥ (810)	¥ 5,251	18,163
Additional paid-in capital
Capital contribution from a controlling shareholder			27,179
Share-based compensation from controlling shareholder ESOP	(810)	5,251	¥ 18,163
Newlink Technology Limited
Related party transaction as payroll and non-payroll labor expenses	24,900	65,200
Related party transaction as rental fees	7,300	42,600
Related party transaction as other expenses	2,500	3,200
Payments made by related party on behalf of entity	15,100	19,400
Newlink Technology Limited | Additional paid-in capital
Share-based compensation from controlling shareholder ESOP	¥ 800	¥ 5,300